Expense Example, No Redemption - Class C	Delaware Emerging Markets Fund Expense Example, No Redemption, 1 Year	Delaware Emerging Markets Fund Expense Example, No Redemption, 3 Years	Delaware Emerging Markets Fund Expense Example, No Redemption, 5 Years	Delaware Emerging Markets Fund Expense Example, No Redemption, 10 Years	Delaware International Small Cap Fund Expense Example, No Redemption, 1 Year	Delaware International Small Cap Fund Expense Example, No Redemption, 3 Years	Delaware International Small Cap Fund Expense Example, No Redemption, 5 Years	Delaware International Small Cap Fund Expense Example, No Redemption, 10 Years	Delaware International Value Equity Fund Expense Example, No Redemption, 1 Year	Delaware International Value Equity Fund Expense Example, No Redemption, 3 Years	Delaware International Value Equity Fund Expense Example, No Redemption, 5 Years	Delaware International Value Equity Fund Expense Example, No Redemption, 10 Years
USD ($)	226	720	1,240	2,668	215	687	1,185	2,556	191	630	1,096	2,385